Offerings - Offering: 1	Oct. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	3,926,829
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 86,390,238.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,930.49
Offering Note	1a. Represents only the additional number of shares of the Registrant's common stock being registered, including 512,195 additional shares of the Registrant's common stock which the underwriters have the option to purchase. Does not include the 39,268,291 shares that the Registrant previously registered on the Registration Statement on Form S-1, as amended (File No. 333-290217) (the "Initial Registration Statement"). 1b. Based on the public offering price. 1c. The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. The registrant previously registered 39,268,291 shares of its common stock with an aggregate offering price of $863,902,402 on the Initial Registration Statement, which was declared effective by the Securities and Exchange Commission on September 30, 2025. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $86,390,238 is hereby registered, which includes shares issuable upon the exercise of the underwriters' option to purchase additional shares.